Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (10,823)	$ (12,992)	$ (22,209)	$ (29,216)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	801	752	402	392
Amortization of right of use assets			1,133	864
Amortization of debt discount and financing costs		32	45	432
Stock-based compensation	1,129	1,639	2,957	4,809
Change in fair value of debt, other liabilities, and derivatives	(16)	104	(324)	(1,178)
Series B convertible preferred stock financing costs				2,680
Debt extinguishment				471
Disposal of fixed assets				5
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(156)	1,582	1,801	(2,219)
Accounts payable	(733)	1,142	(628)	(6,170)
Accrued expenses and other current liabilities	(1,449)	(1,095)	(1,854)	1,275
Other noncurrent liabilities				1,500
Operating lease right of use liability	(764)	(489)	(1,017)	(628)
Net cash used in operating activities	(12,011)	(9,325)	(19,694)	(26,983)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of machinery and equipment	(64)	(5)	(16)	(585)
Cash assumed in connection with the FLAG Merger				9
Security deposits, net				98
Net cash used in investing activities	(64)	(5)	(16)	(478)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from Public Offerings	6,573	5,406	17,065
Proceeds from issuance of noncontrolling interest in Nova Cell			2,000
Proceeds from Registered Direct Offering	3,503
Proceeds from exercise of pre-funded warrants	3	2	2
Proceeds from exercise of stock options				281
Repayment of principal on related party term notes payable	(1,625)			(950)
Payment of financing costs	(381)	(781)	(1,554)	(2,156)
Repayment of principal on term notes payable	(200)	(300)	(300)	(300)
Repayment of principal on related party bridge loan payable	(200)
Repayment of financing lease obligations	(34)	(45)	(82)	(101)
Proceeds from May Inducement Offer		2,140	2,140
Proceeds from exercise of common stock warrants		100	4,803
Proceeds from issuance of Series B convertible preferred stock				9,590
Related party proceeds from issuance of Series B convertible preferred stock				14,907
Proceeds from Non-Redemption and PIPE Agreements				2,763
Proceeds from simple agreements for future equity (SAFE)				2,760
Proceeds from issuance of term notes payable				1,250
Related party proceeds from issuance of term notes payable				2,000
Related party proceeds from issuance of loan payable		200
Proceeds from issuance of Convertible Notes		3,000	3,000
Related party proceeds from issuance of bridge loans			200
Proceeds from issuance of promissory note			600
Proceeds from issuance of common shares and warrants per subscription agreement			1,000
Repayment of convertible note payable		(1,500)	(1,500)
Payment of debt issuance costs		(9)	(9)
Net cash provided by financing activities	7,639	8,213	27,365	29,044
Effect of exchange rate changes on cash	6	4	(13)	(6)
NET INCREASE IN CASH AND RESTRICTED CASH	(4,430)	(1,113)	7,642	1,577
CASH AND RESTRICTED CASH BALANCE:
At beginning of the year	9,809	2,167	2,167	590
At end of the year	5,379	1,054	9,809	2,167
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for interest	837	116	140	404
Cash paid for income taxes	7	6	14	11
SUPPLEMENTAL SCHEDULE OF NONCASH FINANCING AND INVESTING ACTIVITIES
Issuance of common stock per convertible note conversion			3,071
Related party issuance of common stock in lieu of cash for services			80
Issuance of common stock and warrants for legal settlement			308
Financing fees			(91)	(2,604)
Issuance of restricted stock units for liability settlement			133	72
Issuance of warrants for deferred compensation settlement in connection with FLAG Merger				705
Issuance of common stock with term notes as interest paid in kind and other				272
Assumed liabilities from FLAG Merger				(6,813)
Assumed warrant liability from FLAG Merger				(3,389)
Issuance of common stock as a result of the FLAG Merger				56,090
Forward purchase agreement derivative asset				4,520
Issuance of common stock upon conversion of convertible preferred stock				9,601
Issuance of SAFE in lieu of cash for advisory services				166
Issuance of common stock for Calidi debt settlement in connection with FLAG Merger				2,234
Machinery and equipment acquired through financing leases	152			180
Issuance of common stock in lieu of cash for services		29	289
Issuance of common stock in lieu of cash for SEPA commitment fee		81	81
Issuance of warrants for legal settlement		158
Issuance of convertible note for legal settlement		1,500	1,500
Financing fees included in accounts payable and accrued liabilities		560
Debt discount on Convertible Notes		149	109
Deemed dividend on warrants		1,671	1,671
Issuance of common stock per conversion of convertible note		1,028
Issuance of RSUs for liability settlement		$ 105
Repayment of principal on loan payable to bank				(1,000)
Issuance of common stock for deferred compensation settlement in connection with FLAG Merger				$ 344